Segment Information (Tables)	12 Months Ended
Jun. 30, 2026
Segment Information [Abstract]
Schedule of Reportable Segment
The following table presents information about the Company’s reportable segment for the year ended June 30, 2026 and 2025:

	Year ended
	June 30, 2026	June 30, 2025
	$	$
Operating Expenses
General and administrative	6,661,372	5,414,525
Research and development	3,028,473	2,821,202
Amortization and depreciation	205,271	210,443
Loss on disposal of fixed assets	7,136	—
Impairment of fixed assets	189,225	—
Impairment of intangible assets	1,457,926	—
Foreign exchange loss (gain)	58,009	28,471

Total Operating Expenses	11,607,412	8,474,641
Other Income (Expense)
Interest and other income	244,971	155,882
Finance expense	(10,700)	(371,549)

Net loss from continuing operations before taxes	(11,373,141)	(8,690,308)
Provision for Income Taxes	—	—

Net loss from continuing operations	(11,373,141)	(8,690,308)